Investments in Associates and Joint Ventures - Details of Cumulative Unrecognized Equity Method Losses (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2025 KRW (₩)
Disclosure of associates [Line Items]
Unrecognized loss (profit)	₩ 7,662
Unrecognized loss (profit), cumulative loss	30,851
Unrecognized change in equity	(726)
Unrecognized change in equity, cumulative loss	560
Invites Genomics Co., Ltd. (Formerly, Invites Healthcare Co., Ltd.) [member]
Disclosure of associates [Line Items]
Unrecognized loss (profit)	7,662
Unrecognized loss (profit), cumulative loss	29,840
Unrecognized change in equity	(726)
Unrecognized change in equity, cumulative loss	560
U-land Co., Ltd [Member]
Disclosure of associates [Line Items]
Unrecognized loss (profit), cumulative loss	₩ 1,011